Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Assets
Cash and due from banks	$ 4,611	$ 4,662	$ 4,233
Interest-bearing demand deposits	11,697	9,653	7,308
Cash and cash equivalents	16,308	14,315	11,541
Available-for-sale securities	86,212	44,959	39,766
Loans, net of allowance for loan losses of $2,080 and $2,122 at June 30, 2018 and December 31, 2017, respectively	377,433	366,467	354,380
Premises and equipment	11,817	11,740	11,884
Federal Home Loan Bank stock	4,164	4,164	4,164
Foreclosed assets held for sale, net	615	397	335
Accrued interest receivable	1,275	993	840
Deferred income taxes	495	349	850
Bank-owned life insurance	12,263	12,114	11,822
Other assets	4,219	3,834	2,436
Total assets	514,801	459,332	438,018
Deposits
Demand	262,953	237,980	203,745
Savings	83,838	82,169	81,825
Time	68,843	65,817	53,233
Total deposits	415,634	385,966	338,803
Securities sold under repurchase agreements	12,346	11,085	9,393
Federal Home Loan Bank advances	33,768	10,022	39,855
Subordinated debentures	4,124	4,124	4,124
Interest payable and other liabilities	3,944	4,240	3,202
Total liabilities	469,816	415,437	395,377
Stockholders' Equity
Preferred stock, no par value, authorized 2,000,000 shares; no shares issued	0	0	0
Common stock, $1 par value; authorized 10,000,000 shares; issued 2018 –5,560,304 shares, 2017 – 5,435,304 shares; outstanding 2018 – 5,383,938, 2017 - 5,244,105	5,560	5,435	5,425
Additional paid-in capital	17,927	18,020	18,024
Retained earnings	24,177	23,260	22,483
Stock held by deferred compensation plan; 2018 –170,622 shares, 2017 – 185,355 shares	(1,579)	(1,671)	(1,880)
Unearned ESOP compensation	(543)	(683)	(911)
Accumulated other comprehensive loss	(511)	(420)	(454)
Treasury stock, at cost 2018 –5,744 shares, 2017 – 5,744 shares	(46)	(46)	(46)
Total stockholders' equity	44,985	43,895	42,641
Total liabilities and stockholders' equity	$ 514,801	$ 459,332	$ 438,018